Loans and Related Allowance for Credit Losses, Payment Performance of Consumer Loan Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	$ 216	$ 125	$ 47
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, threshold period past due, modification subsequent default	90 days
Loans modified, commitment to lend additional funds	$ 400	499
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	3,048	3,095	791
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	2,744	2,901	688
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	176	129	95
Total Commercial [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	128	65	8
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	237	187	91
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified during the period, subsequent default	$ 225	212	280
Financing receivable, threshold period past due, modification subsequent default	60 days
Loans modified, commitment to lend additional funds	$ 85
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1,735	1,422	1,219
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	1,310	993	804
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	231	249	188
Total Consumer [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	194	180	227
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	11	7	9
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	658	568	760
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	449	349	460
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	107	126	120
Total Consumer [Member] | Residential mortgage [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	102	93	180
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs	$ 226	$ 180	$ 82
Total Consumer [Member] | Credit card [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, modified, payment performance to become current, period	3 months	3 months	3 months
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 1,077	$ 854	$ 459
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	861	644	344
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	124	123	68
Total Consumer [Member] | Credit card [Member] | Excluding modifications in payment deferral period member [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 92	$ 87	$ 47